Income Taxes (Tables)	3 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
U.S. and international components of loss before income taxes
U.S. and international components of loss before income taxes were as follows:

	Predecessor	Successor
	Period From January 1 Through February 4,	Period From February 5 Through December 31,	Year Ended December 31,
	2016	2016	2017	2018

		(in thousands)
U.S.	$(107,749)	$(255,846)	$(13,857)	$(116,459)
International	(17,218)	(103,399)	(47,611)	(5,251)
Loss before income taxes	$(124,967)	$(359,245)	$(61,468)	$(121,710)

Schedule of income tax expense (benefit)
Income tax expense (benefit) was composed of the following:

	Predecessor	Successor
	Period From January 1 Through February 4,	Period From February 5 Through December 31,	Year Ended December 31,
	2016	2016	2017	2018

		(in thousands)
Current:
Federal	$(33,958)	$9,831	$118,909	$(10,906)
State	—	579	455	2,191
International	(1,343)	605	1,009	10,759
	(35,301)	11,015	120,373	2,044
Deferred:
Federal	(11,155)	(92,602)	(90,498)	(14,978)
State	(2,771)	(967)	79	670
International	(3,929)	(14,097)	(7,556)	(7,380)
	(17,855)	(107,666)	(97,975)	(21,688)
	$(53,156)	$(96,651)	$22,398	$(19,644)

Schedule of effective income tax rate reconciliation
The difference between the income tax expense (benefit) derived by applying the federal statutory income tax rate to our income (loss) before income taxes and the amount recognized in our consolidated financial statements is as follows:

	Predecessor	Successor
	Period From January 1 Through February 4,	Period From February 5 Through December 31,	Year Ended December 31,
	2016	2016	2017	2018

		(in thousands)
Expense (benefit) derived by applying the federal statutory income tax rate to income (loss) before income taxes	$(43,739)	$(125,736)	$(21,514)	$(25,558)
State taxes, net of federal benefit	(1,801)	(241)	297	2,435
Permanent items	3,145	1,819	(613)	224
Impact of the Tax Act
One-time transition tax	—	—	130,802	140
Rate change	—	—	(91,545)	—
Domestic production activity benefit	(308)	—	(3,794)	—
Research and experimentation tax credits	(2,199)	329	(270)	(1,955)
Withholding tax	—	3,951	—	2,486
Net operating loss carryback	3,872	—	—	—
Stock-based compensation	(14,076)	—	—	238
Effect of foreign operations	1,950	23,227	9,035	2,346
	$(53,156)	$(96,651)	$22,398	$(19,644)

Schedule of deferred tax assets and liabilities
The components of the net deferred tax amounts recognized in the accompanying consolidated balance sheets were:

	December 31,
	2017	2018

	(in thousands)
Deferred tax assets:
Allowance for doubtful accounts	$201	$436
Accrued expenses	4,323	3,133
Net operating loss	47,631	26,652
Research and experimentation credits	2,177	1,689
Stock-based compensation	—	1,090
Interest	—	1,528
Deferred revenue	—	1,164
Other credits	2,920	790
Total deferred tax assets	57,252	36,482
Valuation allowance	(1,811)	(1,775)
Deferred tax assets, net of valuation allowance	55,441	34,707
Deferred tax liabilities:
Property and equipment	11,891	9,107
Prepaid expenses	1,230	1,805
Deferred revenue	101	—
Debt costs	14,917	9,118
Foreign royalty	714	2,017
Intangibles	189,686	152,931
Total deferred tax liabilities	218,539	174,978
Net deferred tax liability	$163,098	$140,271

Schedule of unrecognized tax benefits
Gross unrecognized tax benefits, all of which, if recognized, would affect our effective tax rate were as follows:

	Predecessor	Successor
	Period From January 1 Through February 4,	Period From February 5 Through December 31,	Year Ended December 31,
	2016	2016	2017	2018

		(in thousands)
Gross unrecognized tax benefits	$17,631	$22,888	$19,504	$19,709
The aggregate changes in the balance of our gross unrecognized tax benefits, excluding accrued interest, were as follows:

	Predecessor	Successor
	Period From January 1 Through February 4,	Period From February 5 Through December 31,	Year Ended December 31,
	2016	2016	2017	2018

		(in thousands)
Balance, beginning of year	$16,370	$17,631	$22,888	$19,504
Increases for tax positions related to the current year	1,335	4,421	502	59
Decreases for tax positions related to the current year	—	—	(715)	—
Increases for tax positions related to prior years	230	836	—	146
Decreases for tax positions related to prior years	(304)	—	(3,171)	—
Reductions due to lapsed statute of limitations	—	—	—	—
Balance, end of year	$17,631	$22,888	$19,504	$19,709